Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties (note 9(a))	Plant and equipment	Construction- in-progress (note 9(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2021	$1,898,978	$666,243	$177,898	$51,424	$2,794,543
Additions(1)	169,562	105,010	367,605		642,177
Transfers	79,081	68,016	(147,097)	—	—
Disposals and write-downs	(22,368)	(17,797)	—	—	(40,165)
Change in reclamation and closure cost asset	(7,439)	—	—	(50)	(7,489)
Foreign currency translation	(25,670)	(941)	(16,068)	(577)	(43,256)
Balance – December 31, 2022	2,092,144	820,531	382,338	50,797	3,345,810
Additions(1)	92,287	82,320	421,771	—	596,378
Transfers	414	72,993	(73,407)	—	—
Disposals and write-downs	—	(6,548)	—	—	(6,548)
Change in reclamation and closure cost asset	23,185	—	—	—	23,185
Foreign currency translation	9,913	2,589	15,436	206	28,144
Balance – December 31, 2023	$2,217,943	$971,885	$746,138	$51,003	$3,986,969

Accumulated depreciation and depletion
Balance – December 31, 2021	$183,002	$113,622	$—	$—	$296,624
Depreciation and depletion	135,062	78,902	—	—	213,964
Disposals	(496)	(4,489)	—	—	(4,985)
Foreign currency translation	—	(292)	—	—	(292)
Balance – December 31, 2022	317,568	187,743	—	—	505,311
Depreciation and depletion	140,212	121,669	—	—	261,881
Disposals	—	(5,727)	—	—	(5,727)
Foreign currency translation	—	291	—	—	291
Balance – December 31, 2023	$457,780	$303,976	$—	$—	$761,756
Net book value
At December 31, 2022	$1,774,576	$632,788	$382,338	$50,797	$2,840,499
At December 31, 2023	$1,760,163	$667,909	$746,138	$51,003	$3,225,213
(1)Additions for the year ended December 31, 2023 include the following non-cash additions: $40.3 million (2022 – $12.6 million) in additions to right-of-use assets included in plant and equipment, and $4.5 million and $7.6 million (2022 – $4.1 million and $5.1 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. Additions for the year ended December 31, 2022 also include the Mercedes NSR (note 5(a)). In addition, $46.2 million (2022 – $12.9 million) of borrowing costs incurred were capitalized to construction-in-progress.
(a)Non-depletable mineral properties
Mineral properties at December 31, 2023 that are currently not subject to depletion amount to $403.4 million and $63.4 million relating to Greenstone and Los Filos, respectively (2022 – $371.4 million and $63.4 million, respectively).
(b)Construction-in-progress
During the year ended December 31, 2023, the Company capitalized $421.8 million of costs, including capitalized borrowing costs of $46.2 million, to construction-in-progress at Greenstone (2022 – $318.7 million, including capitalized borrowing costs of $12.9 million, to construction-in-progress at Greenstone and $47.9 million to construction-in-progress at Santa Luz).
9.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
(b)Construction-in-progress (continued)
On September 30, 2022, based on the level of production achieved, the Company assessed and determined that Santa Luz was operating as intended by management. Accordingly, the capitalized development and construction costs of $123.5 million on such date were reclassified from construction-in-progress to mineral properties and plant and equipment in the amount of $56.6 million and $66.9 million, respectively. Depreciation and depletion of total mineral properties of $107.5 million and plant and equipment of $165.4 million at Santa Luz commenced on October 1, 2022.
(c)Impairment
On October 19, 2022, the Company released a Feasibility Study for Los Filos with an effective date of June 30, 2022, which considered continued development of the Bermejal underground deposit and the construction of a carbon-in-leach processing plant that would extend Los Filos’ mine life. Management concluded that the net present value of the Feasibility Study being less than the carrying amount of the Los Filos CGU was an indicator of impairment. As a result, the Company determined the recoverable amount of the Los Filos CGU as at September 30, 2022. The recoverable amount, being its FVLCOD, was calculated based on a discounted cash flow model for mineral reserves using a discount rate of 7.5% and an in-situ value for unmodelled mineral resources (Level 3 fair value). Significant assumptions used in the determination of the recoverable amount included future metal prices, production based on current estimates of mineral reserves, future operating and capital expenditures, the discount rate, and the in-situ value for unmodelled mineral resources based on comparable market transactions. The discounted cash flow model used long-term gold and silver prices of $1,650 per ounce and $21.50 per ounce, respectively.
The Company determined that the recoverable amount of the Los Filos CGU at September 30, 2022 was more than the carrying amount and that no impairment loss was required to be recognized.
(d)Royalty arrangements
Certain of the Company’s mineral properties are subject to royalty arrangements based on their NSRs, gross revenues and other measures. At December 31, 2023, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	Weighted average LOM NSR of 2%
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue
Aurizona	1.5% of gross revenue; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenue
RDM	1% of gross revenue; 1.5% of gross revenue
Santa Luz	1.375% of gross revenue; 1.5% of gross revenue; 2% of gross revenue for the CBPM area of the C1 deposit
Greenstone	3% NSR